Derivative Instruments	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 5. Derivative Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses on derivatives instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in accumulated other comprehensive income (loss) and reclassified into in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll and benefit payments as well as facilities related payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured at fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses, facility expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)	(Unaudited)	(Audited)
Option contracts to hedge payroll
expenses NIS	49,677	55,016	114	1,051
Forward contracts to hedge payroll
expenses NIS	2,813	16,077	(74)	461
	$52,490	$71,093	$40	$1,512

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the 6 months ended June 30, 2022 and 2021, are summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	6 months ended June 30,
	2022	2021
	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(571)	$(302)
Option contracts	(2,774)	(228)
	$(3,345)	$(530)

Derivatives in foreign exchange cash flow hedging relationships for the 6 months ended June 30, 2022 and 2021, are summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		6 months ended June
	Statements of income line item	2022	2021
		(Unaudited)
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$395	$(158)
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	43	(578)
		$438	$(736)